Long-Term Loan from Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Loan from Related Party [Abstract]
Schedule of composition
	December 31
	2022	2021
	in USD thousands
Loans from David Leb, Board member	941	1,102
Less - current maturities	(941)	(220)
Total long-term loans	-	882

Schedule of change during the year
	Year ended December 31
	2022	2021	2020
	in USD thousands
Beginning of year	1,102	1,062	1,024
Payment	(200)	-	-
Interest expenses	39	40	38
End of year	941	1,102	1,062